Income Tax Provision	12 Months Ended
Nov. 30, 2022
Income Tax Disclosure [Abstract]
Income Tax Provision

Note 8 – Income Tax Provision

Deferred Tax Assets

As of November 30, 2022, the Company had net operating loss (“NOL”) carry-forwards for Federal income tax purposes of $123,759. No tax benefit has been recorded with respect to these net operating loss carry-forwards in the accompanying financial statements as the management of the Company believes that the realization of the Company’s net deferred tax assets of approximately $25,989 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by the full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards which was used to offset tax payable from prior year’s operations. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realization. The current valuation of tax allowance is $25,989 and $12,037 as of November 30, 2022 and 2021, respectively.

INKY

NOTES TO THE FINANCIAL STATEMENTS

NOVEMBER 30, 2022 AND 2021

Components of deferred tax assets are as follows:

	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021
Net Deferred Tax Asset Non-Current:
Net Operating Loss Carry-Forward	$123,759	$57,317
Effective tax rate	21%	21%
Expected Income Tax Benefit from NOL Carry-Forward	25,989	12,037
Less: Valuation Allowance	(25,989)	(12,037)
Deferred Tax Asset, Net of Valuation Allowance	$-	$-

Income Tax Provision in the Statement of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the Year Ended November 30, 2022
Federal statutory income tax rate	21%
Increase (reduction) in income tax provision resulting from:
Net Operating Loss (NOL) carry-forward	(21)%
Effective income tax rate	0%